Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

ATAC US Rotation ETF
(RORO)
listed on NYSE Arca, Inc.

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated November 15, 2020

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SoFi Weekly Income ETF
(TGIF)
listed on NYSE Arca, Inc.

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated September 30, 2020

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Leatherback Long/Short Absolute Return ETF (LBAR)
Leatherback Long/Short Alternative Yield ETF (LBAY)
each listed on NYSE Arca, Inc.

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated October 11, 2020

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Adasina Social Justice All Cap Global ETF
(JSTC)
listed on NYSE Arca, Inc.

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated December 7, 2020, as previously supplemented

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SP Funds S&P 500 Sharia Industry Exclusions ETF (SPUS)
SP Funds Dow Jones Global Sukuk ETF (SPSK)
each listed on NYSE Arca, Inc.

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated December 16, 2019, as previously supplemented

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

RPAR Risk Parity ETF
(RPAR)
listed on NYSE Arca, Inc.

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated December 11, 2019, as previously supplemented

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SoFi Select 500 ETF (SFY)
SoFi Next 500 ETF (SFYX)
SoFi 50 ETF (SFYF)
each listed on NYSE Arca, Inc.

SoFi Gig Economy ETF (GIGE)
listed on The Nasdaq Stock Market, LLC

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated June 30, 2020, as previously supplemented

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Aware Ultra-Short Duration Enhanced Income ETF (AWTM)
listed on NYSE Arca, Inc.

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated March 31, 2020

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Gotham Enhanced 500 ETF
(GSPY)
listed on NYSE Arca, Inc.

December 23, 2020

Supplement to the
Statement of Additional Information (“SAI”)
dated November 9, 2020

Effective December 31, 2020, Ian C. Carroll has resigned as a Trustee from the Board of Trustees of Tidal ETF Trust (the “Trust”). All references and information relating to Mr. Carroll as a Trustee of the Trust are removed in their entirety.

Please retain this Supplement with your SAI for future reference.